Securities - Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 180,397	$ 123,333
Available-for-sale Securities, Gross Unrealized Gains	9,029	1,194
Available-for-sale Securities, Gross Unrealized Losses	(641)	(536)
Available-for-sale securities, Fair Value	188,785	123,991
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	40,000	45,250
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	(472)	(500)
Available-for-sale securities, Fair Value	39,528	44,750
Subordinated notes
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	4,500
Available-for-sale Securities, Gross Unrealized Gains	36
Available-for-sale Securities, Gross Unrealized Losses	(4)
Available-for-sale securities, Fair Value	4,532
State and municipal obligations
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	135,897	78,083
Available-for-sale Securities, Gross Unrealized Gains	8,993	1,194
Available-for-sale Securities, Gross Unrealized Losses	(165)	(36)
Available-for-sale securities, Fair Value	$ 144,725	$ 79,241